Investments in associates and joint ventures - Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments in associates and joint ventures
At 1 January	$ 147	$ 76	$ 69
Additions	158	80	26
Share of after tax losses	(28)	(12)	(5)
Exchange and other adjustments	(9)	3	(14)
At 31 December	$ 268	$ 147	$ 76